Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of provision for doubtful debts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision for Doubtful Debts [Abstract]
As at January 1	$ 11,215,912	$ 4,923,646
Provision provided in the year	37,487	6,076,620
Reverse due to disposal of subsidiaries	(11,215,912)
Translation adjustment		215,646
As at December 31	$ 37,487	$ 11,215,912